CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - CNY (¥) ¥ in Thousands	Common Stock [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive loss	Accumulated deficit	Total GDS Holdings Limited shareholders' equity	Non- controlling interests	Total
Balance at Dec. 31, 2020	¥ 507	¥ 28,728,717	¥ (439,635)	¥ (2,723,597)	¥ 25,565,992		¥ 25,565,992
Balance (in shares) at Dec. 31, 2020	1,495,180,395
CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY
Loss for the year				(1,187,218)	(1,187,218)	¥ (1,403)	(1,188,621)
Other comprehensive loss			(159,551)		(159,551)	(163)	(159,714)
Total comprehensive loss			(159,551)	(1,187,218)	(1,346,769)	(1,566)	(1,348,335)
Accretion to redemption value of redeemable non-controlling interests		(77,644)			(77,644)		(77,644)
Redeemable preferred shares dividends		(49,073)			(49,073)		(49,073)
Acquisition of subsidiaries						56,519	56,519
Capital contribution from non-controlling interests						17,147	17,147
Acquisition of non-controlling interests		(25,267)			(25,267)	(39,846)	(65,113)
Change in non-controlling interest of a subsidiary		2,093			2,093	26,919	29,012
Share-based compensation		391,275			391,275		391,275
Exercise of share options		2,082			2,082		¥ 2,082
Exercise of share options (in shares)	407,000						407,000
Vesting of restricted shares (in shares)	12,453,824
Settlement of liability-classified restricted share award		11,147			11,147		¥ 11,147
Settlement of liability-classified restricted shares award (in shares)	178,280
Settlement of share options and restricted share awards with shares held by depository bank (in shares)	(13,039,104)
Balance at Dec. 31, 2021	¥ 507	28,983,330	(599,186)	(3,910,815)	24,473,836	59,173	24,533,009
Balance (in shares) at Dec. 31, 2021	1,495,180,395
CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY
Loss for the year				(1,268,890)	(1,268,890)	3,427	(1,265,463)
Other comprehensive loss			(249,174)		(249,174)	1,665	(247,509)
Total comprehensive loss			(249,174)	(1,268,890)	(1,518,064)	5,092	(1,512,972)
Shares issued to depository bank	¥ 9	(9)
Shares issued to depository bank (in shares)	29,252,600
Accretion to redemption value of redeemable non-controlling interests		(10,801)			(10,801)		(10,801)
Adjustment to the redemption value of redeemable non-controlling interests		(178,982)			(178,982)		(178,982)
Redeemable preferred shares dividends		(51,212)			(51,212)		(51,212)
Capital contribution from non-controlling interests						10,362	10,362
Change in non-controlling interest of a subsidiary		1,738			1,738	41,967	43,705
Share-based compensation		290,815			290,815		290,815
Vesting of restricted shares (in shares)	4,555,720
Settlement of liability-classified restricted share award		13,719			13,719		13,719
Settlement of liability-classified restricted shares award (in shares)	460,272
Settlement of share options and restricted share awards with shares held by depository bank (in shares)	(5,015,992)
Other (in shares)	(4)
Balance at Dec. 31, 2022	¥ 516	29,048,598	(848,360)	(5,179,705)	23,021,049	116,594	23,137,643
Balance (in shares) at Dec. 31, 2022	1,524,432,991
CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY
Loss for the year				(4,290,053)	(4,290,053)	4,660	(4,285,393)
Other comprehensive loss			(126,033)		(126,033)	915	(125,118)
Total comprehensive loss			(126,033)	(4,290,053)	(4,416,086)	5,575	(4,410,511)
Redeemable preferred shares dividends		(53,625)			(53,625)		(53,625)
Capital contribution from non-controlling interests		2,039			2,039	42,146	44,185
Change in non-controlling interest of a subsidiary		(9,447)			(9,447)	9,447
Disposal of a subsidiary						(8,185)	(8,185)
Share-based compensation		336,616			336,616		336,616
Vesting of restricted shares (in shares)	3,752,472
Settlement of liability-classified restricted share award		12,914			12,914		12,914
Settlement of liability-classified restricted shares award (in shares)	1,035,704
Settlement of share options and restricted share awards with shares held by depository bank (in shares)	(4,788,176)
Balance at Dec. 31, 2023	¥ 516	¥ 29,337,095	¥ (974,393)	¥ (9,469,758)	¥ 18,893,460	¥ 165,577	¥ 19,059,037
Balance (in shares) at Dec. 31, 2023	1,524,432,991